Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Preferred stock, shares authorized	350,000	350,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	10,086,130	2,514,499
Common stock, shares outstanding	10,086,130	2,514,499